Feb. 26, 2025
Calamos Merger Arbitrage Fund | Calamos Merger Arbitrage Fund
Investment Objective
Calamos Merger Arbitrage Fund's investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I
Management Fee	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Dividend and Interest Expense on Short Sales	0.66%	0.66%	0.66%
Other Expenses[1]	10.65%	10.65%	10.65%
Total Annual Fund Operating Expenses	12.56%	13.31%	12.31%
Expense Reimbursement[2]	(10.40)%	(10.40)%	(10.40)%
Total Annual Fund Operating Expenses After Reimbursement	2.16%	2.91%	1.91%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

2  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through October 31, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.50%, 2.25% and 1.25% of average net assets, respectively. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through October 31, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	One Year	Three Years	Five Years	Ten Years
Class A	488	2,244	4,382	8,464
Class C	394	2,219	4,478	8,674
Class I	194	1,959	4,136	8,330

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	488	2,244	4,382	8,464
Class C	294	2,219	4,478	8,674
Class I	194	1,959	4,136	8,330

You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

The Fund utilizes an actively managed merger arbitrage strategy by establishing long and short positions in the securities of companies that are involved in significant corporate events or transactions, such as mergers, acquisitions and other buy-out transactions. The Fund seeks to achieve its investment objective by generating absolute, uncorrelated returns to equity and fixed income markets. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock, convertible securities, special purpose acquisition companies or similar special purpose entities (collectively, "SPACs"), preferred stock, corporate bonds, warrants and options of U.S. and non-U.S. companies (including in emerging markets) which are involved, or which Calamos Advisors believes will be involved, in a variety of significant corporate events including, but not limited to mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate transactions ("merger-arbitrage investments"). During market conditions when there are fewer corporate events or transactions as described above, the Fund may invest a significant portion of its assets in securities issued by the U.S. Government, its agencies or government-sponsored enterprises or cash and cash equivalents in anticipation of merger arbitrage investment opportunities.

The Fund's investment process focuses on identifying desirable risk-adjusted opportunities to capture the "spread" between the price at which a target company's stock trades following an announcement that it is to be acquired or participate in another corporate transaction and the ultimate price to be paid for such stock upon completion of the transaction. The Fund will establish short positions in securities of such companies. The Fund may seek to purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when Calamos Advisors believes it is likely that a transaction will not be consummated, the Fund may take short positions in such securities in order to seek to capture the difference attributable to the perceived market overvaluation of the acquisition target. The Fund may hold short positions in the target company and/or the acquiring company in a corporate transaction. In addition to holding a long position with respect to a company, part of the Fund's merger arbitrage strategy may include holding a short position to hedge risk in the Fund's portfolio.

The investment team utilizes both quantitative and fundamental research to identify those transactions which it believes provide desirable risk-adjusted opportunities. The fundamental research encompasses analysis of (i) the macro conditions that could influence the timing or probability of transaction completion, (ii) the specific facts and circumstances surrounding a transaction, and (iii) the valuation of the company as a standalone business in the event that the transaction is not consummated. While the team seeks to identify spreads that imply a mispriced transaction completion or duration risk, they will also look for other market-driven opportunities embedded in the "spread," including inefficiencies due to liquidity constraints in the arbitrage market or dislocations in merger spreads caused by other factors. The quantitative process consists of proprietary analysis surrounding both valuation (including valuation of derivatives on the equity of the target company) and other market conditions (e.g., liquidity).

The investment team will employ a variety of strategies to seek to manage the risks associated with the Fund's strategies, which may include investing across the capital structure of a company, most notably by investing in convertible securities (including synthetic convertible securities), other derivative instruments, including options, as well as corporate debt. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock.

The Fund may invest significantly in SPACs. A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The Fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. For purposes of the Fund's 80% policy discussed above, a SPAC is considered to be a merger-arbitrage investment throughout its life cycle.

The Fund may invest in certain companies that have alternative business structures, such as Master Limited Partnerships ("MLPs"). MLPs are publicly traded partnerships that trade on public securities exchanges similar to the shares of a corporation, without entity level taxation. In addition, the Fund may also invest in the real estate industry, including real estate investment trusts (REITs) and non-investment grade bonds (high yield or "junk bonds").

The Fund may invest up to 35% of its net assets in foreign securities, including securities in emerging markets. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund's investments in foreign securities include stocks of foreign companies that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may utilize derivatives to enhance return and yield potential and also for risk management purposes by buying or selling options to (i) pursue upside capture opportunities (ii) hedge downside risk or (iii) enhance portfolio yield. When seeking to generate income from option premiums, the Fund will write (sell) options, which could include the use of both call and put options. The Fund may write call options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio and/or on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act"). The Fund's ability to broadly diversify its holdings is impacted by the number of merger arbitrage opportunities that exist and, as a result, may not meet the tests for being classified as a diversified fund.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's first full calendar year of performance compared to a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Highest Quarterly Return:	4.11	% (9.30.2024)	Lowest Quarterly Return:	-4.44	% (3.31.2024)

Average Annual Total Returns as of 12.31.24
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-year period ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Class A	9.29.23
Load Adjusted Return before taxes		-4.71%	-0.73%
Class C	9.29.23
Load Adjusted Return before taxes		-3.79%	0.71%
Class I	9.29.23
Load Adjusted Return before taxes		-1.85%	1.73%
Load Adjusted Return after taxes on distributions*		-3.03%	0.60%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		-1.11%	0.86%
Bloomberg US Aggregate Bond Index[1,2]		1.25%	6.37%
ICE BofA US 3 Month Treasury Bill Index		5.25%	5.31%
S&P 500 Total Return Index		25.02%	30.08%

1  The Fund's investment adviser changed the primary benchmark from the ICE BofA US 3 Month Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA US 3 Month Treasury Bill Index as an additional benchmark because the investment adviser believes they are more representative of the Fund's investment universe than the primary benchmark. The ICE BofA US 3 Month Treasury Bill Index is designed to measure measures the performance of a single issue of outstanding treasury bill which matures closest to, but not beyond, three months from the rebalancing date. The issue is purchased at the beginning of the month and held for a full month; at the end of the month that issue is sold and rolled into a newly selected issue. The Fund seeks to deliver positive returns that are not correlated to traditional benchmarks. The ICE BofA US 3 Month Treasury Bill Index is used only to illustrate the returns that are achievable by investing in cash or cash equivalents. The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that is generally considered to be representative of the U.S. bond market.

2  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.